Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 253,717,950.75
Previously Paid Amount	0.00
Total Fee Amount	38,844.22
Total Offset Amount	0.00
Net Fee	$ 38,844.22